Reclassifications From Accumulated Other Comprehensive Income (Tables)	9 Months Ended
Sep. 30, 2013
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Schedule of Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

(In millions)	Foreign Currency Translation Adjustments	Pension Liability Adjustments	Total
Balance at December 31, 2011	$—	$—	$—

Other comprehensive income (loss) before reclassifications	(10)	—	(10)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	—

Net decrease in other comprehensive income (loss)	(10)	—	(10)

Balance at September 30, 2012	$(10)	$—	$(10)

(In millions)	Foreign Currency Translation Adjustments	Pension Liability Adjustments	Total
Balance at December 31, 2012	$2	$(1)	$1

Other comprehensive income (loss) before reclassifications	7	—	7
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	—

Net increase in other comprehensive income (loss)	7	—	7

Balance at September 30, 2013	$9	$(1)	$8

Schedule of Amount Reclassified from Accumulated Other Comprehensive Income

Details About Other Comprehensive Income (Loss) Components	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)		Affected Line Item in the Statement Where Net Income is Presented
Amortization of defined benefit pension items Actuarial gains (losses)	$—	(a)	Cost of sales; Selling, general and administrative expense

	$—	(a)	Total before tax

	—		Tax (expense) benefit
Total reclassifications for the period, net of tax	$—

(a)	These accumulated other comprehensive income components are included in the computation of net periodic pension cost